Segment Reporting - Schedule of Reportable Segments and Corporate (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2023
Segment Reporting [Line Items]
Cash	$ 335,103	$ 221,742	$ 15,490
Accounts receivable, net	31,250	10,000	2,000
Deposits and other assets			83,616
Prepaid expenses and other current assets	112,334	260,921
Intangible assets, net	22,475	28,043	103,550
Goodwill		0	5,415
Total Assets	9,823,239	18,141,947	2,262,349
Accounts payable and accrued liabilities	3,967,120	5,285,765
Deferred revenue	85,238	118,862	146,950
Convertible Notes, net of debt discount and issuance costs	2,079,932	383,374	1,216,158
Total Liabilities	$ 7,350,857	9,069,238	12,560,669
Total segment assets – continuing operations			1,951,697
Assets of discontinued operations			16,190,250
Total consolidated assets			18,141,947
Total segment liabilities – continuing operations			7,577,169
Liabilities of discontinued operations			1,492,069
Total consolidated liabilities			9,069,238
Other Operating Segment [Member] | Vocal, Inc. [Member]
Segment Reporting [Line Items]
Cash		124,605
Prepaid expenses and other current assets		93,731
Intangible assets, net
Goodwill
All other assets
Total Assets		218,336
Accounts payable and accrued liabilities		385,191
Note payable, net of debt discount and issuance costs		66,228
Deferred revenue		118,862
Convertible Notes, net of debt discount and issuance costs
All other liabilities
Total Liabilities		570,281
Other Operating Segment [Member] | OG Collection [Member]
Segment Reporting [Line Items]
Cash		5,772
Prepaid expenses and other current assets
Intangible assets, net
Goodwill
All other assets
Total Assets		5,772
Accounts payable and accrued liabilities		250
Note payable, net of debt discount and issuance costs
Deferred revenue
Convertible Notes, net of debt discount and issuance costs
All other liabilities
Total Liabilities		250
Other Operating Segment [Member] | Corporate [Member]
Segment Reporting [Line Items]
Cash		91,365
Prepaid expenses and other current assets		167,190
Intangible assets, net		28,043
Goodwill
All other assets		1,430,991
Total Assets		1,727,589
Accounts payable and accrued liabilities		4,900,324
Note payable, net of debt discount and issuance costs		54,902
Deferred revenue
Convertible Notes, net of debt discount and issuance costs		383,374
All other liabilities		1,668,038
Total Liabilities		7,006,638
Other Operating Segment [Member] | Total [Member]
Segment Reporting [Line Items]
Cash		221,742
Prepaid expenses and other current assets		260,921
Intangible assets, net		28,043
Goodwill
All other assets		1,430,991
Total Assets		1,951,697
Accounts payable and accrued liabilities		5,285,765
Note payable, net of debt discount and issuance costs		121,130
Deferred revenue		118,862
Convertible Notes, net of debt discount and issuance costs		383,374
All other liabilities		1,668,038
Total Liabilities		7,577,169
Previously Reported [Member]
Segment Reporting [Line Items]
Accounts payable and accrued liabilities		5,285,764	8,450,804
Deferred revenue		118,862	146,950	$ 266,037
Previously Reported [Member] | Other Operating Segment [Member] | Vocal, Inc. [Member]
Segment Reporting [Line Items]
Accounts receivable, net
Previously Reported [Member] | Other Operating Segment [Member] | OG Collection [Member]
Segment Reporting [Line Items]
Cash			1,319
Accounts receivable, net
Deposits and other assets
Intangible assets, net
Goodwill
All other assets
Total Assets			1,319
Accounts payable and accrued liabilities			17,447
Note payable, net of debt discount and issuance costs
Deferred revenue
Convertible Notes, net of debt discount and issuance costs
All other liabilities
Total Liabilities			17,447
Previously Reported [Member] | Other Operating Segment [Member] | Corporate [Member]
Segment Reporting [Line Items]
Cash			9,019
Accounts receivable, net		10,000	2,000
Deposits and other assets			83,616
Intangible assets, net			103,550
Goodwill			5,415
All other assets			2,052,278
Total Assets			2,255,878
Accounts payable and accrued liabilities			7,925,983
Note payable, net of debt discount and issuance costs			859,304
Deferred revenue
Convertible Notes, net of debt discount and issuance costs			1,216,158
All other liabilities			1,798,758
Total Liabilities			11,800,203
Previously Reported [Member] | Other Operating Segment [Member] | Total [Member]
Segment Reporting [Line Items]
Cash			15,490
Accounts receivable, net		$ 10,000	2,000
Deposits and other assets			83,616
Intangible assets, net			103,550
Goodwill			5,415
All other assets			2,052,278
Total Assets			2,262,349
Accounts payable and accrued liabilities			8,450,804
Note payable, net of debt discount and issuance costs			947,999
Deferred revenue			146,950
Convertible Notes, net of debt discount and issuance costs			1,216,158
All other liabilities			1,798,758
Total Liabilities			12,560,669
Previously Reported [Member] | Other Operating Segment [Member] | Vocal [Member]
Segment Reporting [Line Items]
Cash			5,152
Accounts receivable, net
Deposits and other assets
Intangible assets, net
Goodwill
All other assets
Total Assets			5,152
Accounts payable and accrued liabilities			507,374
Note payable, net of debt discount and issuance costs			88,695
Deferred revenue			146,950
Convertible Notes, net of debt discount and issuance costs
All other liabilities
Total Liabilities			$ 743,019